Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues	$ 263,434	$ 227,131
Cost of revenues	(239,364)	(206,046)
Gross profit	24,070	21,085
Operating expenses
Selling and marketing	(2,864)	(2,861)
General and administrative	(13,414)	(11,669)
Total operating expenses	(16,278)	(14,530)
Income from operations	7,792	6,555
Other income (expense)
Interest income	41	46
Interest expense	(1,315)	(879)
Other income (expense), net	250	(73)
Income before income taxes	6,768	5,649
Provision for income taxes	(787)	(637)
Net income	5,981	5,012
Less: income (loss) attributable to non-controlling interests	118	(24)
Net income attributable to Shengfeng Development Limited’s shareholders	5,863	5,036
Comprehensive income (loss)
Net income	5,981	5,012
Foreign currency translation adjustment	535	(710)
Total comprehensive income	6,516	4,302
Less: comprehensive income (loss) attributable to non-controlling interests	146	(54)
Total comprehensive income attributable to Shengfeng Development Limited	$ 6,370	$ 4,356
Class A and Class B Ordinary Shares
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Class A and Class B ordinary shares - Basic (in Shares)	82,497,513	82,497,513
Class A and Class B ordinary shares - Diluted (in Shares)	82,497,513	82,497,513
Earnings per share
Class A and Class B ordinary shares - Basic (in Dollars per share)	$ 0.07	$ 0.06
Class A and Class B ordinary shares - Diluted (in Dollars per share)	$ 0.07	$ 0.06
Transportation
Revenues
Total revenues	$ 254,716	$ 217,450
Warehouse storage management service
Revenues
Total revenues	7,053	8,274
Others
Revenues
Total revenues	$ 1,665	$ 1,407